Label	Element	Value
IQ MacKay Municipal Insured ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEXIQ ACTIVE ETF TRUST
IQ MACKAY MUNICIPAL INSURED ETF

Supplement dated May 10, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus dated August 28, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ MacKay Municipal Insured ETF
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Effective immediately, all references to the “Bloomberg Barclays Municipal Insured Bond Index”are hereby deleted in their entirety and replaced with “Bloomberg Barclays Municipal All Insured Bond Index”.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE